DEBT - Schedule of Tranches (Details) - Line of Credit - Secured Debt - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jul. 31, 2013
$449 million newbuild facility
Debt Instrument [Line Items]
Amount		$ 449.0
Proportion of facility		40.00%
Term of loan from date of drawdown	12 years
Repayment terms	Six-monthly installments
$450 million newbuild facility
Debt Instrument [Line Items]
Amount		$ 450.0
Proportion of facility		40.00%
Term of loan from date of drawdown	12 years
Repayment terms	Six-monthly installments
$226 million newbuild facility
Debt Instrument [Line Items]
Amount		$ 226.0
Proportion of facility		20.00%
Term of loan from date of drawdown	5 years
Repayment terms	Six-monthly installments, unpaid balance to be refinanced after 5 years